Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14 — SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.

At December 31, 2024, the Company was a blank check company incorporated for the purpose of effecting a Business Combination. The Company had not commenced operations, has no operating revenue and all activity since its inception relates to the Company’s formation, its IPO, and those activities necessary to consummate a Business Combination. On December 12, 2025, the Company closed on its Business Combination and is no longer a blank check company. For the year ended December 31, 2025 and 2024, the Company has not generated operating income, the Company’s primary focus for profit and loss is the cash outflows related to expenses.

The CODM has determined that consolidated net income or loss is the primary measure of segment profit or loss. As the Company has no operating revenue, operating expenses are reviewed and monitored by the CODM to manage and forecast cash and to ensure sufficient capital is available for working capital needs. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Operating expenses are considered the Company’s primary significant expenses. The measure of segment assets is reported on the consolidated balance sheets as total assets.

The following table provides the significant expenses and other expenses that are regularly provided to the CODM and included in segment profit or loss.

	Year Ended December 31,
	2025	2024
Operating expenses	$(5,774,457)	$(3,054,750)
Excise tax interest and penalties	$(535,632)	$(214,457)
Provision for income taxes	$(64,133)	$(462,092)
Interest expense, net	$(350,342)	$(422,128)
Change in fair value of warrant liabilities	$(14,558,000)	$(2,090,000)
Change in fair value of conversion event liability	$63,513	$(17,821)

The Company has incurred other expenses in the form of excise tax interest and penalties related to the Company’s excise taxes. The CODM monitors the excise tax interest and penalties as the interest and penalties continue to accrue until all past due excise taxes, and related interest and penalties, are fully paid. Additionally, payment of excise tax interest and penalties require a cash outflow from the Company’s operating account or from cash that may be received from sources outside of the Company.

The provision for income taxes is reviewed by the CODM as other expenses of the Company. Income taxes are an expense that is payable with earnings from the Trust Account. The CODM monitors earnings in the Trust Account to ensure there are sufficient earnings available to pay the Company’s income taxes.

The Company incurs non-cash expenses from interest expense and non-cash expenses or income from changes in fair value of warrant liabilities and changes in fair value of conversion event liability. As these items do not require or generate cash the Company does not report them as significant expenses.